Principles of Consolidation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Principles of Consolidation

3. Principles of Consolidation

The consolidated financial statements of the Company include the consolidated financial statements of GlobalOptions, Inc. and up until its sale on November 30, 2010, its former wholly-owned subsidiary, The Bode Technology Group, Inc., or Bode. All material intercompany accounts and transactions are eliminated in consolidation.